Accounting Policies - Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share, Basic [Abstract]
Net income attributable to common stockholders	$ 12,485	$ 15,413	$ 27,745	$ 16,190	$ 9,601	$ 16,381	$ (4,291)	$ 22,203	$ 71,833		$ 43,894		$ 13,784
Net income attributable to common stockholders, Weighted-Average Shares									10,816		10,479		10,335
Net income attributable to common stockholders (in usd per share)	$ 1.14	$ 1.42	$ 2.57	$ 1.51	$ 0.91	$ 1.56	$ (0.41)	$ 2.14	$ 6.64		$ 4.19		$ 1.33
Effect of dilutive securities:
Stock options, SARs and restricted stock, Weighted-Average Shares									393	[1]	540	[1]	467	[1]
Stock options, SARs and restricted stock (in usd per share)									$ (0.23)	[1]	$ (0.21)	[1]	$ (0.05)	[1]
Diluted EPS, Net Income									$ 71,833		$ 43,894		$ 13,784
Diluted EPS, Weighted-Average Shares									11,209		11,019		10,802
Diluted EPS (in usd per share)	$ 1.11	$ 1.37	$ 2.48	$ 1.45	$ 0.87	$ 1.49	$ (0.41)	$ 2.04	$ 6.41		$ 3.98		$ 1.28

[1]	For the years ended December 31, 2013, 2012, and 2011 stock options and SARs of 33,730, 317,253, and 703,624 respectively, were outstanding but not included in the computation of diluted earnings per share of common stock because they were anti-dilutive. For the years ended December 31, 2013, 2012, and 2011 contingent shares of non-vested restricted stock of 26,696, 79,300, and 76,340 respectively, were outstanding but not included in the computation of diluted earnings per share of common stock because performance conditions were not met.